Retirement benefit plans - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Detail) - BTPS - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
At fair value
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 52.7
Total assets	52.2	£ 52.2
Total assets of which quoted	£ 31.9	£ 33.2
Total (percent)	100.00%	100.00%
At fair value | UK Equities
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 0.3
Total assets	0.3	£ 0.5
Total assets of which quoted	£ 0.3	£ 0.4
Total (percent)	1.00%	1.00%
At fair value | Overseas developed Equities
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 6.7
Total assets	6.7	£ 7.7
Total assets of which quoted	£ 5.6	£ 7.3
Total (percent)	13.00%	15.00%
At fair value | Emerging markets Equities
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.0
Total assets	1.0	£ 1.1
Total assets of which quoted	£ 1.0	£ 1.1
Total (percent)	2.00%	2.00%
At fair value | Private Equity
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.6
Total assets	1.3	£ 1.5
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	2.00%	3.00%
At fair value | UK Property
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 3.5
Total assets	3.5	£ 3.5
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	7.00%	7.00%
At fair value | Overseas Property
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.1
Total assets	1.1	£ 1.1
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	2.00%	2.00%
At fair value | Absolute Return
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.2
Total assets	1.2	£ 1.2
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	2.00%	2.00%
At fair value | Non Core Credit
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 4.4
Total assets	4.2	£ 3.8
Total assets of which quoted	£ 1.0	£ 1.1
Total (percent)	8.00%	7.00%
At fair value | Mature Infrastructure
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.5
Total assets	1.5	£ 1.4
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	3.00%	3.00%
At fair value | UK Government Bonds
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 13.9
Total assets	13.9	£ 13.2
Total assets of which quoted	£ 13.9	£ 13.2
Total (percent)	27.00%	25.00%
At fair value | Global Investment Grade Credit
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 14.4
Total assets	14.4	£ 14.3
Total assets of which quoted	£ 10.1	£ 10.1
Total (percent)	28.00%	27.00%
At fair value | Cash Balances
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 2.3
Total assets	2.3	£ 2.7
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	4.00%	5.00%
At fair value | Longevity Insurance Contract
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ (0.8)
Total assets	(0.8)	£ (0.7)
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	(2.00%)	(1.00%)
At fair value | Other
Disclosure of defined benefit plans [line items]
Assets, prior to estimated adjustments	£ 1.6
Total assets	1.6	£ 0.9
Total assets of which quoted	£ 0.0	£ 0.0
Total (percent)	3.00%	2.00%
COVID-19
Disclosure of defined benefit plans [line items]
Unquoted assets with updated valuation	£ 6.0
Decrease in valuation of illiquid investments	0.5
COVID-19 | UK Property
Disclosure of defined benefit plans [line items]
Unquoted asset valuations with material uncertainty clause	£ 2.0